Income Taxes - Movement in net deferred tax liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Balance, beginning of year	$ 86.0	$ 46.4
Recognized in net income	37.4	37.1
Recognized in other comprehensive income	(5.6)	3.5
Recognized in equity		(0.4)
Other	(4.7)	(0.6)
Balance, end of year	$ 113.1	$ 86.0